Fair Value Measurement - Summary of Fair Value Hierarchy of Financial Instruments Measured at Fair Value (Detail) - USD ($) $ in Millions	Mar. 31, 2026	Mar. 31, 2025
Derivative financial liabilities [Member]
Financial liabilities measured at fair value:
Financial liabilities	$ (18.7)	$ (4.8)
Fair Value, Inputs, Level 1 [Member] | Derivative financial liabilities [Member]
Financial liabilities measured at fair value:
Financial liabilities	0.0	0.0
Fair Value, Inputs, Level 2 [Member] | Derivative financial liabilities [Member]
Financial liabilities measured at fair value:
Financial liabilities	(18.7)	(4.8)
Fair Value, Inputs, Level 3 [Member] | Derivative financial liabilities [Member]
Financial liabilities measured at fair value:
Financial liabilities	0.0	0.0
Derivative financial assets [Member]
Financial assets measured at fair value
Financial assets	28.2	3.2
Derivative financial assets [Member] | Fair Value, Inputs, Level 1 [Member]
Financial assets measured at fair value
Financial assets	0.0	0.0
Derivative financial assets [Member] | Fair Value, Inputs, Level 2 [Member]
Financial assets measured at fair value
Financial assets	28.2	3.2
Derivative financial assets [Member] | Fair Value, Inputs, Level 3 [Member]
Financial assets measured at fair value
Financial assets	0.0	0.0
Money Market Funds [Member]
Financial assets measured at fair value
Financial assets	8,916.1	7,741.6
Money Market Funds [Member] | Fair Value, Inputs, Level 1 [Member]
Financial assets measured at fair value
Financial assets	8,916.1	7,741.6
Money Market Funds [Member] | Fair Value, Inputs, Level 2 [Member]
Financial assets measured at fair value
Financial assets	0.0	0.0
Money Market Funds [Member] | Fair Value, Inputs, Level 3 [Member]
Financial assets measured at fair value
Financial assets	0.0	0.0
Available-for-sale debt securities [Member]
Financial assets measured at fair value
Financial assets	4,582.7	6,013.6
Available-for-sale debt securities [Member] | Fair Value, Inputs, Level 1 [Member]
Financial assets measured at fair value
Financial assets	4,084.1	5,409.8
Available-for-sale debt securities [Member] | Fair Value, Inputs, Level 2 [Member]
Financial assets measured at fair value
Financial assets	498.6	603.8
Available-for-sale debt securities [Member] | Fair Value, Inputs, Level 3 [Member]
Financial assets measured at fair value
Financial assets	$ 0.0	$ 0.0